Interest and Finance Costs, Net	12 Months Ended
Dec. 31, 2020
Pyxis Maritime Corporation
Interest and Finance Costs, Net

12. Interest and Finance Costs, net:

The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. As of December 31, 2020 and as of the date of the issuance of these consolidated financial statements, management is not aware of any other claims or contingent liabilities, which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

	For the years ended December 31,
	2018	2019	2020
Interest on long-term debt (Note 7)	$3,835	$5,122	$4,184
Interest on promissory note (Note 3)	213	395	452
Long-term debt prepayment fees	56	—	—
Amortization and write-off of financing costs	386	258	328
Total	$4,490	$5,775	$4,964